UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Corporate Income Fund
Class A / LIIAX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Corporate Income Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 44	0.85% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,864,500,282
Total number of portfolio holdings	650
Portfolio turnover for the reporting period	40%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including
daily.
Top Holdings
Morgan Stanley 10/18/2030 4.654%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Wells Fargo & Co. 07/25/2034 5.557%	1.6%
Bank of America Corp. 10/24/2031 1.922%	1.6%
NiSource, Inc. 02/15/2031 1.700%	1.6%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.5%
JPMorgan Chase & Co. 10/22/2030 4.603%	1.4%
BAE Systems PLC 02/15/2031 1.900%	1.3%
U.S. Treasury 08/15/2043 4.375%	1.3%
Carrier Global Corp. 02/15/2030 2.722%	1.3%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Corporate Income Fund
Advisor Class / CIFRX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Corporate Income Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $
10,000
investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 31	0.60% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,864,500,282
Total number of portfolio holdings	650
Portfolio turnover for the reporting period	40%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Morgan Stanley 10/18/2030 4.654%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Wells Fargo & Co. 07/25/2034 5.557%	1.6%
Bank of America Corp. 10/24/2031 1.922%	1.6%
NiSource, Inc. 02/15/2031 1.700%	1.6%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.5%
JPMorgan Chase & Co. 10/22/2030 4.603%	1.4%
BAE Systems PLC 02/15/2031 1.900%	1.3%
U.S. Treasury 08/15/2043 4.375%	1.3%
Carrier Global Corp. 02/15/2030 2.722%	1.3%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Corporate Income Fund
Institutional Class / SRINX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Corporate Income Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 31	0.60% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,864,500,282
Total number of portfolio holdings	650
Portfolio turnover for the reporting period	40%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Morgan Stanley 10/18/2030 4.654%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Wells Fargo & Co. 07/25/2034 5.557%	1.6%
Bank of America Corp. 10/24/2031 1.922%	1.6%
NiSource, Inc. 02/15/2031 1.700%	1.6%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.5%
JPMorgan Chase & Co. 10/22/2030 4.603%	1.4%
BAE Systems PLC 02/15/2031 1.900%	1.3%
U.S. Treasury 08/15/2043 4.375%	1.3%
Carrier Global Corp. 02/15/2030 2.722%	1.3%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Corporate Income Fund
Institutional 2 Class / CPIRX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Corporate Income Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 24	0.47% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,864,500,282
Total number of portfolio holdings	650
Portfolio turnover for the reporting period	40%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Morgan Stanley 10/18/2030 4.654%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Wells Fargo & Co. 07/25/2034 5.557%	1.6%
Bank of America Corp. 10/24/2031 1.922%	1.6%
NiSource, Inc. 02/15/2031 1.700%	1.6%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.5%
JPMorgan Chase & Co. 10/22/2030 4.603%	1.4%
BAE Systems PLC 02/15/2031 1.900%	1.3%
U.S. Treasury 08/15/2043 4.375%	1.3%
Carrier Global Corp. 02/15/2030 2.722%	1.3%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Corporate Income Fund
Institutional 3 Class / CRIYX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Corporate Income Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 22	0.43% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,864,500,282
Total number of portfolio holdings	650
Portfolio turnover for the reporting period	40%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Morgan Stanley 10/18/2030 4.654%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Wells Fargo & Co. 07/25/2034 5.557%	1.6%
Bank of America Corp. 10/24/2031 1.922%	1.6%
NiSource, Inc. 02/15/2031 1.700%	1.6%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.5%
JPMorgan Chase & Co. 10/22/2030 4.603%	1.4%
BAE Systems PLC 02/15/2031 1.900%	1.3%
U.S. Treasury 08/15/2043 4.375%	1.3%
Carrier Global Corp. 02/15/2030 2.722%	1.3%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose
Value

Columbia Corporate Income Fund
Class S / SRIJX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Corporate Income Fund (the Fund) for the period of October 2, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 5 (a)	0.62% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,864,500,282
Total number of portfolio holdings	650
Portfolio turnover for the reporting period	40%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Morgan Stanley 10/18/2030 4.654%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Wells Fargo & Co. 07/25/2034 5.557%	1.6%
Bank of America Corp. 10/24/2031 1.922%	1.6%
NiSource, Inc. 02/15/2031 1.700%	1.6%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.5%
JPMorgan Chase & Co. 10/22/2030 4.603%	1.4%
BAE Systems PLC 02/15/2031 1.900%	1.3%
U.S. Treasury 08/15/2043 4.375%	1.3%
Carrier Global Corp. 02/15/2030 2.722%	1.3%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Corporate Income Fund
Semiannual Financial Statements and Additional Information
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Corporate Income Fund | 2024

Portfolio of Investments
October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Mr. Cooper Group, Inc.(a)	1,782	157,796
Total Financials		157,796
Total Common Stocks (Cost $1,077,470)		157,796

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	471,000	395,458
Total Convertible Bonds (Cost $459,885)			395,458

Corporate Bonds & Notes 88.1%

Aerospace & Defense 5.1%
BAE Systems PLC(b)
03/26/2029	5.125%	2,015,000	2,033,868
02/15/2031	1.900%	29,890,000	24,934,146
Boeing Co. (The)
08/01/2059	3.950%	15,172,000	10,165,232
05/01/2060	5.930%	4,440,000	4,148,427
Bombardier, Inc.(b)
04/15/2027	7.875%	100,000	100,144
07/01/2031	7.250%	147,000	151,977
L3Harris Technologies, Inc.
07/31/2033	5.400%	4,690,000	4,755,946
06/01/2034	5.350%	7,660,000	7,741,481
Lockheed Martin Corp.
11/15/2054	5.700%	8,000,000	8,458,264
Moog, Inc.(b)
12/15/2027	4.250%	139,000	132,941
Northrop Grumman Corp.
06/01/2054	5.200%	11,825,000	11,457,862
Raytheon Technologies Corp.
03/15/2032	2.375%	19,696,000	16,537,892
Spirit AeroSystems, Inc.(b)
11/30/2029	9.375%	325,000	350,217
11/15/2030	9.750%	389,000	432,074
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(b)
08/15/2028	6.750%	567,000	579,738
03/01/2029	6.375%	1,180,000	1,197,799
03/01/2032	6.625%	1,205,000	1,225,983
Total			94,403,991
Airlines 0.2%
American Airlines, Inc.(b)
05/15/2029	8.500%	458,000	480,192
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	1,161,103	1,158,235
04/20/2029	5.750%	437,155	433,173
United Airlines, Inc.(b)
04/15/2026	4.375%	219,000	215,168
04/15/2029	4.625%	245,000	234,604
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	750,640	767,592
Total			3,288,964
Automotive 0.2%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	52,000	51,816
10/01/2029	5.000%	142,000	128,461
Ford Motor Credit Co. LLC
06/16/2025	5.125%	256,000	255,362
08/04/2025	4.134%	828,000	820,657
11/13/2025	3.375%	610,000	598,326
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	473,000	427,170
IHO Verwaltungs GmbH(b),(c)
11/15/2030	7.750%	323,000	322,431
11/15/2032	8.000%	534,000	537,014
KAR Auction Services, Inc.(b)
06/01/2025	5.125%	110,000	109,500
Panther BF Aggregator 2 LP/Finance Co., Inc.(b)
05/15/2026	6.250%	60,000	60,125
ZF North America Capital, Inc.(b)
04/14/2030	7.125%	314,000	315,313
04/23/2032	6.875%	862,000	842,117
Total			4,468,292
Banking 15.7%
Bank of America Corp.(d)
10/24/2031	1.922%	34,690,000	29,056,103
10/20/2032	2.572%	11,161,000	9,482,978
02/04/2033	2.972%	11,010,000	9,556,824
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/21/2036	2.482%	4,644,000	3,806,094
Citigroup, Inc.(d)
06/03/2031	2.572%	12,483,000	10,954,542
01/25/2033	3.057%	22,463,000	19,531,763
Goldman Sachs Group, Inc. (The)(d)
07/21/2032	2.383%	5,456,000	4,600,233
10/23/2035	5.016%	14,812,000	14,466,127
HSBC Holdings PLC(d)
05/24/2032	2.804%	11,340,000	9,775,964
11/22/2032	2.871%	5,409,000	4,638,792
JPMorgan Chase & Co.(d)
07/22/2030	4.995%	23,479,000	23,546,400
10/22/2030	4.603%	25,635,000	25,289,103
07/22/2035	5.294%	12,037,000	12,104,460
Morgan Stanley(d)
10/18/2030	4.654%	35,223,000	34,756,451
Subordinated
09/16/2036	2.484%	16,249,000	13,243,252
PNC Financial Services Group, Inc. (The)(d)
07/23/2035	5.401%	4,200,000	4,232,798
Royal Bank of Canada(d)
10/18/2030	4.650%	21,534,000	21,319,588
US Bancorp(d)
06/12/2034	5.836%	4,671,000	4,827,527
01/23/2035	5.678%	3,735,000	3,829,332
Washington Mutual Bank(e),(f),(g)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.(d)
10/30/2030	2.879%	4,553,000	4,128,084
07/25/2034	5.557%	28,962,000	29,466,016
Total			292,621,956
Brokerage/Asset Managers/Exchanges 0.2%
AG Issuer LLC(b)
03/01/2028	6.250%	607,000	593,435
AG TTMT Escrow Issuer LLC(b)
09/30/2027	8.625%	474,000	489,547
Aretec Escrow Issuer 2, Inc.(b)
08/15/2030	10.000%	542,000	590,741
Aretec Escrow Issuer, Inc.(b)
04/01/2029	7.500%	697,000	670,958
Focus Financial Partners LLC(b)
09/15/2031	6.750%	564,000	560,372
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hightower Holding LLC(b)
04/15/2029	6.750%	576,000	566,358
01/31/2030	9.125%	768,000	810,226
Total			4,281,637
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(b)
01/15/2028	4.000%	455,000	432,490
Beacon Roofing Supply, Inc.(b)
11/15/2026	4.500%	550,000	538,736
08/01/2030	6.500%	292,000	296,832
Interface, Inc.(b)
12/01/2028	5.500%	210,000	204,889
James Hardie International Finance DAC(b)
01/15/2028	5.000%	572,000	555,295
Masterbrand, Inc.(b)
07/15/2032	7.000%	137,000	140,332
Summit Materials LLC/Finance Corp.(b)
01/15/2029	5.250%	78,000	77,325
01/15/2031	7.250%	472,000	490,710
White Cap Buyer LLC(b)
10/15/2028	6.875%	821,000	824,585
Total			3,561,194
Cable and Satellite 2.4%
CCO Holdings LLC/Capital Corp.(b)
05/01/2027	5.125%	163,000	159,670
03/01/2030	4.750%	1,424,000	1,295,804
02/01/2031	4.250%	1,353,000	1,174,154
02/01/2032	4.750%	531,000	459,584
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	942,000	800,701
CCO Holdings LLC/Holdings Capital Corp.(b)
01/15/2034	4.250%	500,000	400,221
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	19,808,000	16,163,074
12/01/2061	4.400%	981,000	652,118
06/30/2062	3.950%	1,650,000	997,989
Comcast Corp.
06/01/2054	5.650%	11,900,000	12,064,824
CSC Holdings LLC(b)
02/01/2028	5.375%	750,000	641,825
01/31/2029	11.750%	258,000	251,646
01/15/2030	5.750%	664,000	351,355
12/01/2030	4.125%	399,000	294,141
02/15/2031	3.375%	504,000	361,558
DISH DBS Corp.
07/01/2026	7.750%	281,000	237,410
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.(b)
12/01/2028	5.750%	342,000	299,315
DISH Network Corp.(b)
11/15/2027	11.750%	996,000	1,048,534
NBCUniversal Media LLC
01/15/2043	4.450%	1,810,000	1,580,742
Sirius XM Radio, Inc.(b)
09/01/2026	3.125%	1,933,000	1,855,869
07/15/2028	4.000%	641,000	599,472
07/01/2030	4.125%	461,000	412,454
Virgin Media Finance PLC(b)
07/15/2030	5.000%	677,000	581,592
Virgin Media Secured Finance PLC(b)
05/15/2029	5.500%	168,000	159,053
VZ Secured Financing BV(b)
01/15/2032	5.000%	990,000	888,580
Ziggo Bond Co. BV(b)
02/28/2030	5.125%	238,000	215,412
Ziggo Bond Finance BV(b)
01/15/2027	6.000%	206,000	205,626
Ziggo BV(b)
01/15/2030	4.875%	652,000	604,397
Total			44,757,120
Chemicals 0.6%
Avient Corp.(b)
08/01/2030	7.125%	237,000	243,810
11/01/2031	6.250%	98,000	98,474
Axalta Coating Systems LLC(b)
02/15/2029	3.375%	650,000	597,877
Axalta Coating Systems LLC/Dutch Holding B BV(b)
06/15/2027	4.750%	265,000	259,693
Cheever Escrow Issuer LLC(b)
10/01/2027	7.125%	180,000	182,793
Element Solutions, Inc.(b)
09/01/2028	3.875%	533,000	513,388
HB Fuller Co.
10/15/2028	4.250%	818,000	775,109
Herens Holdco Sarl(b)
05/15/2028	4.750%	485,000	424,125
Illuminate Buyer LLC/Holdings IV, Inc.(b)
07/01/2028	9.000%	355,000	359,627
INEOS Finance PLC(b)
04/15/2029	7.500%	757,000	782,256
INEOS Quattro Finance 2 PLC(b)
03/15/2029	9.625%	793,000	839,992
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ingevity Corp.(b)
11/01/2028	3.875%	366,000	337,270
Innophos Holdings, Inc.(b)
02/15/2028	9.375%	401,000	378,337
Iris Holdings, Inc.(b),(c)
02/15/2026	8.750%	245,000	228,968
Olympus Water US Holding Corp.(b)
10/01/2028	4.250%	337,000	317,425
11/15/2028	9.750%	956,000	1,014,565
10/01/2029	6.250%	117,000	112,564
06/15/2031	7.250%	920,000	943,953
SPCM SA(b)
03/15/2027	3.125%	46,000	43,742
WR Grace Holdings LLC(b)
06/15/2027	4.875%	2,541,000	2,492,134
08/15/2029	5.625%	675,000	623,267
03/01/2031	7.375%	149,000	153,801
Total			11,723,170
Construction Machinery 0.1%
H&E Equipment Services, Inc.(b)
12/15/2028	3.875%	895,000	826,798
Herc Holdings, Inc.(b)
06/15/2029	6.625%	418,000	427,905
Ritchie Bros Holdings, Inc.(b)
03/15/2028	6.750%	125,000	128,312
03/15/2031	7.750%	292,000	308,079
United Rentals North America, Inc.
05/15/2027	5.500%	49,000	48,918
02/15/2031	3.875%	181,000	164,259
01/15/2032	3.750%	211,000	187,118
Total			2,091,389
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(b)
06/01/2028	4.250%	349,000	320,020
12/01/2028	6.125%	658,000	579,624
Match Group Holdings II LLC(b)
10/01/2031	3.625%	590,000	516,783
Match Group, Inc.(b)
06/01/2028	4.625%	174,000	167,253
Total			1,583,680
Consumer Products 0.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(b)
10/15/2029	9.500%	830,000	840,693
Newell Brands, Inc.
06/01/2025	4.875%	92,000	92,000
09/15/2027	6.375%	169,000	171,066
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.(h)
05/15/2030	6.375%	204,000	205,104
05/15/2032	6.625%	201,000	201,725
Prestige Brands, Inc.(b)
01/15/2028	5.125%	509,000	499,020
04/01/2031	3.750%	237,000	212,005
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	150,000	134,151
02/01/2032	4.375%	237,000	213,942
Total			2,569,706
Diversified Manufacturing 1.7%
Carrier Global Corp.
02/15/2030	2.722%	27,543,000	24,755,357
Chart Industries, Inc.(b)
01/01/2030	7.500%	282,000	292,998
Emerald Debt Merger Sub LLC(b)
12/15/2030	6.625%	1,548,000	1,573,227
EMRLD Borrower LP/Co-Issuer, Inc.(b)
07/15/2031	6.750%	356,000	364,171
Esab Corp.(b)
04/15/2029	6.250%	266,000	270,697
Gates Corp. (The)(b)
07/01/2029	6.875%	158,000	162,546
Madison IAQ LLC(b)
06/30/2028	4.125%	383,000	362,611
06/30/2029	5.875%	538,000	510,139
Resideo Funding, Inc.(b)
09/01/2029	4.000%	422,000	388,501
07/15/2032	6.500%	596,000	600,308
Velocity Vehicle Group LLC(b)
06/01/2029	8.000%	104,000	106,961
Vertical US Newco, Inc.(b)
07/15/2027	5.250%	424,000	417,321
WESCO Distribution, Inc.(b)
06/15/2028	7.250%	603,000	617,033
03/15/2029	6.375%	496,000	505,912
03/15/2032	6.625%	638,000	654,123
Total			31,581,905
Electric 10.0%
AEP Texas, Inc.
06/01/2033	5.400%	4,773,000	4,785,315
01/15/2050	3.450%	14,242,000	9,808,884
05/15/2051	3.450%	781,000	534,673
AES Corp. (The)
01/15/2031	2.450%	3,865,000	3,253,565
Alpha Generation LLC(b)
10/15/2032	6.750%	355,000	360,235
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Transmission Systems, Inc.(b)
01/15/2032	2.650%	6,334,000	5,415,185
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(b),(h)
02/15/2032	6.375%	562,000	557,813
CenterPoint Energy, Inc.
08/10/2026	5.250%	16,125,000	16,246,744
Clearway Energy Operating LLC(b)
03/15/2028	4.750%	1,218,000	1,181,578
02/15/2031	3.750%	1,052,000	940,129
01/15/2032	3.750%	215,000	190,530
Commonwealth Edison Co.
03/01/2030	2.200%	2,237,000	1,966,194
Dominion Energy, Inc.
08/15/2052	4.850%	3,710,000	3,283,364
DTE Electric Co.
03/01/2034	5.200%	8,410,000	8,516,312
DTE Energy Co.
06/15/2029	3.400%	2,351,000	2,202,386
Duke Energy Carolinas LLC
01/15/2054	5.400%	12,250,000	12,187,264
Duke Energy Indiana LLC
04/01/2050	2.750%	4,029,000	2,521,502
04/01/2053	5.400%	9,860,000	9,699,124
Edison International
11/15/2028	5.250%	8,457,000	8,519,321
Eversource Energy
08/15/2030	1.650%	19,336,000	16,103,441
Exelon Corp.
03/15/2034	5.450%	2,929,000	2,979,553
03/15/2052	4.100%	943,000	749,130
03/15/2053	5.600%	6,463,000	6,414,207
FirstEnergy Corp.
03/01/2050	3.400%	2,000,000	1,403,161
FirstEnergy Transmission LLC(b)
01/15/2035	5.000%	2,932,000	2,873,713
Leeward Renewable Energy Operations LLC(b)
07/01/2029	4.250%	130,000	121,504
Lightning Power LLC(b)
08/15/2032	7.250%	237,000	246,673
NextEra Energy Capital Holdings, Inc.
03/15/2054	5.550%	4,762,000	4,729,617
NextEra Energy Operating Partners LP(b)
10/15/2026	3.875%	145,000	139,863
09/15/2027	4.500%	928,000	890,855
01/15/2029	7.250%	417,000	429,121
NRG Energy, Inc.
01/15/2028	5.750%	7,000	7,010
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(b)
06/15/2029	5.250%	1,171,000	1,144,448
07/15/2029	5.750%	125,000	123,456
02/01/2033	6.000%	313,000	311,124
11/01/2034	6.250%	238,000	237,739
Oncor Electric Delivery Co. LLC(b)
06/15/2054	5.550%	6,594,000	6,674,564
Pacific Gas and Electric Co.
07/01/2050	4.950%	12,925,000	11,343,622
PG&E Corp.
07/01/2030	5.250%	398,000	388,082
San Diego Gas & Electric Co.
08/15/2028	4.950%	3,000,000	3,030,302
TerraForm Power Operating LLC(b)
01/15/2030	4.750%	980,000	916,360
Virginia Electric and Power Co.
01/15/2034	5.000%	7,866,000	7,796,264
Vistra Operations Co. LLC(b)
09/01/2026	5.500%	159,000	158,770
02/15/2027	5.625%	408,000	406,923
07/31/2027	5.000%	252,000	248,831
05/01/2029	4.375%	310,000	295,347
10/15/2031	7.750%	749,000	791,296
04/15/2032	6.875%	325,000	335,997
WEC Energy Group, Inc.
09/12/2026	5.600%	5,730,000	5,818,292
10/15/2030	1.800%	12,256,000	10,339,056
Xcel Energy, Inc.
11/15/2031	2.350%	7,311,000	6,080,765
Total			185,699,204
Environmental 0.5%
Clean Harbors, Inc.(b)
02/01/2031	6.375%	90,000	90,533
GFL Environmental, Inc.(b)
08/01/2025	3.750%	7,660,000	7,583,178
12/15/2026	5.125%	364,000	360,794
08/01/2028	4.000%	320,000	302,396
06/15/2029	4.750%	509,000	486,383
01/15/2031	6.750%	298,000	306,822
Waste Pro USA, Inc.(b)
02/15/2026	5.500%	941,000	938,597
Total			10,068,703
Finance Companies 0.5%
GGAM Finance Ltd.(b)
02/15/2027	8.000%	555,000	573,435
04/15/2029	6.875%	347,000	354,498
03/15/2030	5.875%	541,000	534,657
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
06/15/2026	6.750%	475,000	484,198
03/15/2029	5.500%	126,000	120,027
03/15/2031	11.500%	606,000	680,472
08/01/2033	5.625%	484,000	417,785
OneMain Finance Corp.(h)
05/15/2029	6.625%	1,068,000	1,068,000
OneMain Finance Corp.
03/15/2030	7.875%	300,000	312,158
09/15/2030	4.000%	153,000	134,672
05/15/2031	7.500%	426,000	435,595
11/15/2031	7.125%	187,000	189,008
Provident Funding Associates LP/PFG Finance Corp.(b)
09/15/2029	9.750%	741,000	758,663
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
03/01/2029	3.625%	321,000	295,841
10/15/2033	4.000%	2,090,000	1,800,317
Springleaf Finance Corp.
11/15/2029	5.375%	33,000	31,610
United Wholesale Mortgage LLC(b)
06/15/2027	5.750%	230,000	226,163
04/15/2029	5.500%	30,000	28,600
Total			8,445,699
Food and Beverage 5.0%
Bacardi Ltd.(b)
05/15/2028	4.700%	4,192,000	4,133,619
05/15/2048	5.300%	2,663,000	2,438,403
Bacardi Ltd./Bacardi-Martini BV(b)
06/15/2033	5.400%	27,730,000	27,542,502
Campbell Soup Co.
03/23/2035	4.750%	22,740,000	21,843,689
Chobani Holdco II LLC(b),(c)
10/01/2029	8.750%	425,000	438,520
Chobani LLC/Finance Corp., Inc.(b)
07/01/2029	7.625%	183,000	190,757
Coca-Cola Co. (The)
05/13/2064	5.400%	5,440,000	5,485,597
Constellation Brands, Inc.
08/01/2029	3.150%	3,499,000	3,242,506
05/01/2033	4.900%	5,922,000	5,798,209
Darling Ingredients, Inc.(b)
06/15/2030	6.000%	552,000	547,998
FAGE International SA/USA Dairy Industry, Inc.(b)
08/15/2026	5.625%	558,000	552,420
Kraft Heinz Foods Co.
06/01/2026	3.000%	12,937,000	12,593,929
Mondelez International, Inc.
03/17/2027	2.625%	3,780,000	3,614,650
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Performance Food Group, Inc.(b)
09/15/2032	6.125%	264,000	265,335
Post Holdings, Inc.(b)
04/15/2030	4.625%	736,000	688,218
09/15/2031	4.500%	523,000	476,288
02/15/2032	6.250%	435,000	440,416
Primo Water Holdings, Inc.(b)
04/30/2029	4.375%	309,000	290,828
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%	820,000	760,479
Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	510,000	503,806
US Foods, Inc.(b)
09/15/2028	6.875%	303,000	311,977
02/15/2029	4.750%	523,000	504,003
06/01/2030	4.625%	354,000	335,949
01/15/2032	7.250%	282,000	293,314
Total			93,293,412
Gaming 0.5%
Boyd Gaming Corp.
12/01/2027	4.750%	205,000	201,140
Boyd Gaming Corp.(b)
06/15/2031	4.750%	320,000	298,621
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	1,543,000	1,446,178
02/15/2030	7.000%	913,000	935,832
02/15/2032	6.500%	756,000	767,386
10/15/2032	6.000%	479,000	467,301
CDI Escrow Issuer, Inc.(b)
04/01/2030	5.750%	500,000	492,082
Churchill Downs, Inc.(b)
05/01/2031	6.750%	284,000	289,071
Colt Merger Sub, Inc.(b)
07/01/2027	8.125%	18,000	18,363
International Game Technology PLC(b)
04/15/2026	4.125%	1,597,000	1,574,494
Light & Wonder International, Inc.(b)
09/01/2031	7.500%	209,000	216,046
MGM Resorts International
09/15/2029	6.125%	363,000	361,784
Penn National Gaming, Inc.(b)
07/01/2029	4.125%	240,000	215,343
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	920,000	896,358
Scientific Games International, Inc.(b)
11/15/2029	7.250%	305,000	311,747
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Resorts Finance LLC/Capital Corp.(b)
10/01/2029	5.125%	126,000	122,327
03/15/2033	6.250%	520,000	517,695
Total			9,131,768
Health Care 3.3%
Acadia Healthcare Co., Inc.(b)
07/01/2028	5.500%	523,000	507,435
04/15/2029	5.000%	142,000	133,033
Avantor Funding, Inc.(b)
07/15/2028	4.625%	914,000	883,508
11/01/2029	3.875%	459,000	423,354
Bausch & Lomb Escrow Corp.(b)
10/01/2028	8.375%	478,000	502,278
Becton Dickinson & Co.
02/08/2029	4.874%	18,188,000	18,208,781
Catalent Pharma Solutions, Inc.(b)
04/01/2030	3.500%	501,000	485,693
Charles River Laboratories International, Inc.(b)
03/15/2029	3.750%	148,000	135,691
03/15/2031	4.000%	194,000	173,561
CHS/Community Health Systems, Inc.(b)
03/15/2027	5.625%	628,000	612,291
04/15/2029	6.875%	459,000	387,146
05/15/2030	5.250%	623,000	544,284
02/15/2031	4.750%	394,000	328,773
01/15/2032	10.875%	212,000	227,388
Cigna Corp.
03/15/2050	3.400%	4,315,000	2,969,522
Concentra Escrow Issuer Corp.(b)
07/15/2032	6.875%	395,000	405,471
CVS Health Corp.
06/01/2044	6.000%	10,030,000	9,812,887
07/20/2045	5.125%	8,270,000	7,240,671
DaVita, Inc.(b)
06/01/2030	4.625%	235,000	216,162
Encompass Health Corp.
02/01/2028	4.500%	520,000	505,672
HCA, Inc.
06/01/2028	5.200%	2,648,000	2,671,844
03/15/2052	4.625%	7,710,000	6,327,592
Indigo Merger Sub, Inc.(b)
07/15/2026	2.875%	200,000	192,963
IQVIA, Inc.(b)
05/15/2030	6.500%	239,000	246,474
Medline Borrower LP/Co-Issuer, Inc.(b)
04/01/2029	6.250%	491,000	499,966
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mozart Debt Merger Sub, Inc.(b)
04/01/2029	3.875%	100,000	93,605
10/01/2029	5.250%	1,422,000	1,378,118
Select Medical Corp.(b)
08/15/2026	6.250%	1,121,000	1,123,799
Star Parent, Inc.(b)
10/01/2030	9.000%	1,065,000	1,107,605
Surgery Center Holdings, Inc.(b)
04/15/2032	7.250%	411,000	423,013
Tenet Healthcare Corp.
02/01/2027	6.250%	394,000	394,225
11/01/2027	5.125%	1,793,000	1,778,521
10/01/2028	6.125%	416,000	415,831
05/15/2031	6.750%	716,000	731,948
Total			62,089,105
Healthcare Insurance 3.7%
Aetna, Inc.
11/15/2042	4.125%	2,686,000	2,135,185
08/15/2047	3.875%	1,157,000	854,642
Centene Corp.
02/15/2030	3.375%	7,594,000	6,806,080
10/15/2030	3.000%	16,581,000	14,360,429
03/01/2031	2.500%	19,592,000	16,386,931
UnitedHealth Group, Inc.
04/15/2034	5.000%	11,003,000	10,953,844
07/15/2044	5.500%	14,814,000	14,942,144
04/15/2064	5.500%	3,075,000	3,022,876
Total			69,462,131
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	171,000	163,266
04/01/2029	4.750%	65,000	61,620
Taylor Morrison Communities, Inc.(b)
01/15/2028	5.750%	193,000	192,949
08/01/2030	5.125%	355,000	343,979
Total			761,814
Independent Energy 1.6%
Baytex Energy Corp.(b)
04/30/2030	8.500%	148,000	150,626
03/15/2032	7.375%	870,000	842,917
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	4,777,399
Civitas Resources, Inc.(b)
07/01/2028	8.375%	174,000	179,910
11/01/2030	8.625%	284,000	298,432
07/01/2031	8.750%	450,000	471,471
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNX Resources Corp.(b)
01/15/2029	6.000%	519,000	514,542
01/15/2031	7.375%	200,000	205,788
Colgate Energy Partners III LLC(b)
07/01/2029	5.875%	1,402,000	1,383,032
Comstock Resources, Inc.(b)
03/01/2029	6.750%	235,000	225,125
03/01/2029	6.750%	135,000	129,289
01/15/2030	5.875%	299,000	272,952
CrownRock LP/Finance, Inc.(b)
05/01/2029	5.000%	153,000	154,776
Diamondback Energy, Inc.
04/18/2064	5.900%	4,205,000	4,086,140
Hilcorp Energy I LP/Finance Co.(b)
02/01/2029	5.750%	731,000	701,382
04/15/2030	6.000%	226,000	215,345
02/01/2031	6.000%	300,000	283,776
04/15/2032	6.250%	353,000	331,225
02/15/2035	7.250%	963,000	944,852
Matador Resources Co.(b)
04/15/2028	6.875%	297,000	302,140
04/15/2032	6.500%	658,000	651,944
04/15/2033	6.250%	343,000	335,867
Occidental Petroleum Corp.
10/01/2054	6.050%	11,178,000	10,818,188
Permian Resources Operating LLC(b)
01/15/2032	7.000%	1,009,000	1,029,654
02/01/2033	6.250%	321,000	318,698
SM Energy Co.(b)
08/01/2029	6.750%	317,000	315,144
08/01/2032	7.000%	595,000	591,020
Total			30,531,634
Integrated Energy 2.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	21,220,000	21,495,715
11/17/2034	5.227%	7,645,000	7,679,368
Cenovus Energy, Inc.
02/15/2052	3.750%	5,913,000	4,211,164
TotalEnergies Capital SA
09/10/2064	5.425%	5,690,000	5,487,229
Total			38,873,476
Leisure 0.4%
Boyne USA, Inc.(b)
05/15/2029	4.750%	166,000	158,185
Carnival Corp.(b)
08/01/2028	4.000%	740,000	705,754
08/15/2029	7.000%	212,000	221,656
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Holdings Bermuda Ltd.(b)
05/01/2028	10.375%	354,000	379,934
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	472,000	475,406
Cinemark USA, Inc.(b)
07/15/2028	5.250%	250,000	245,466
08/01/2032	7.000%	185,000	189,782
Live Nation Entertainment, Inc.(b)
05/15/2027	6.500%	258,000	261,510
10/15/2027	4.750%	398,000	387,102
NCL Corp., Ltd.(b)
03/15/2026	5.875%	210,000	209,714
02/15/2029	7.750%	46,000	48,698
Royal Caribbean Cruises Ltd.(b)
07/01/2026	4.250%	292,000	286,567
08/31/2026	5.500%	426,000	426,383
09/30/2031	5.625%	512,000	510,337
03/15/2032	6.250%	223,000	227,211
02/01/2033	6.000%	663,000	667,076
Six Flags Entertainment Corp.(b)
05/15/2031	7.250%	349,000	357,697
Six Flags Entertainment Corp./Theme Parks, Inc.(b)
05/01/2032	6.625%	673,000	685,440
Vail Resorts, Inc.(b)
05/15/2032	6.500%	362,000	370,823
Viking Cruises Ltd.(b)
02/15/2029	7.000%	614,000	618,605
07/15/2031	9.125%	281,000	303,606
Total			7,736,952
Life Insurance 6.1%
Guardian Life Global Funding(b)
12/10/2025	0.875%	13,510,000	12,959,535
Met Tower Global Funding(b)
10/01/2027	4.000%	10,149,000	10,002,656
04/12/2029	5.250%	5,647,000	5,750,507
Metropolitan Life Global Funding I(b)
06/17/2029	3.050%	3,160,000	2,931,619
01/07/2031	1.550%	5,326,000	4,393,473
01/08/2034	5.050%	1,943,000	1,938,583
New York Life Global Funding(b)
10/01/2027	3.900%	14,190,000	13,957,639
New York Life Insurance Co.(b)
Subordinated
05/15/2050	3.750%	8,948,000	6,804,811
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
09/30/2059	3.625%	5,361,000	3,769,933
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Life Global Funding II(b)
04/14/2026	1.375%	10,139,000	9,682,337
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	19,150,000	19,054,344
Principal Life Global Funding II(b)
08/16/2026	1.250%	1,000,000	942,079
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	2,765,000	2,518,998
05/15/2050	3.300%	12,966,000	9,073,224
Voya Financial, Inc.
06/15/2026	3.650%	9,490,000	9,313,589
Total			113,093,327
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(b)
05/01/2025	5.375%	310,000	309,815
04/01/2032	6.125%	623,000	629,428
Hilton Grand Vacations Borrower Escrow LLC(b)
07/01/2031	4.875%	334,000	298,453
01/15/2032	6.625%	545,000	544,963
Marriott Ownership Resorts, Inc.(b)
06/15/2029	4.500%	128,000	118,699
Total			1,901,358
Media and Entertainment 1.5%
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	830,000	738,364
09/15/2028	9.000%	455,000	478,057
06/01/2029	7.500%	433,000	369,855
04/01/2030	7.875%	579,000	590,186
iHeartCommunications, Inc.
05/01/2026	6.375%	296,962	250,911
05/01/2027	8.375%	315,000	165,813
McGraw-Hill Education, Inc.(b)
09/01/2031	7.375%	422,000	432,500
Meta Platforms, Inc.
08/15/2052	4.450%	6,380,000	5,599,505
Outfront Media Capital LLC/Corp.(b)
01/15/2029	4.250%	216,000	202,260
03/15/2030	4.625%	721,000	670,594
02/15/2031	7.375%	136,000	143,659
Playtika Holding Corp.(b)
03/15/2029	4.250%	353,000	318,477
Roblox Corp.(b)
05/01/2030	3.875%	1,051,000	951,509
Univision Communications, Inc.(b)
08/15/2028	8.000%	675,000	685,945
05/01/2029	4.500%	248,000	220,323
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viacom, Inc.
03/15/2043	4.375%	2,270,000	1,631,161
Warnermedia Holdings, Inc.
03/15/2052	5.141%	1,263,000	951,161
03/15/2062	5.391%	18,746,000	14,030,888
Total			28,431,168
Metals and Mining 0.3%
Alcoa Nederland Holding BV(b)
03/15/2031	7.125%	247,000	257,610
Allegheny Technologies, Inc.
10/01/2029	4.875%	122,000	115,289
10/01/2031	5.125%	590,000	555,871
Cleveland-Cliffs, Inc.(b)
11/01/2029	6.875%	225,000	225,780
Constellium SE(b)
06/15/2028	5.625%	893,000	872,129
04/15/2029	3.750%	369,000	334,043
08/15/2032	6.375%	538,000	530,081
Hudbay Minerals, Inc.(b)
04/01/2026	4.500%	344,000	339,739
04/01/2029	6.125%	403,000	405,688
Kaiser Aluminum Corp.(b)
03/01/2028	4.625%	91,000	86,781
06/01/2031	4.500%	486,000	433,512
Novelis Corp.(b)
11/15/2026	3.250%	370,000	355,819
01/30/2030	4.750%	986,000	923,344
08/15/2031	3.875%	367,000	322,535
Total			5,758,221
Midstream 4.1%
Antero Midstream Partners LP/Finance Corp.(b)
02/01/2032	6.625%	431,000	435,769
CNX Midstream Partners LP(b)
04/15/2030	4.750%	1,023,000	952,174
Delek Logistics Partners LP/Finance Corp.(b)
03/15/2029	8.625%	1,285,000	1,316,783
DT Midstream, Inc.(b)
06/15/2029	4.125%	318,000	298,906
06/15/2031	4.375%	637,000	586,170
Eastern Energy Gas Holdings LLC
10/15/2054	5.650%	3,588,000	3,514,659
Enbridge, Inc.
04/05/2034	5.625%	13,289,000	13,500,541
Energy Transfer LP
05/15/2054	5.950%	7,045,000	6,938,825
09/01/2054	6.050%	4,590,000	4,586,259
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP(b)
07/01/2025	6.000%	212,000	212,315
07/01/2027	6.500%	307,000	314,030
01/15/2029	4.500%	333,000	320,535
04/01/2029	6.375%	281,000	285,422
01/15/2031	4.750%	552,000	524,459
EQM Midstream Partners LP
07/15/2048	6.500%	107,000	107,741
Hess Midstream Operations LP(b)
02/15/2030	4.250%	143,000	133,542
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	5,946,000	5,268,514
09/01/2044	5.400%	3,929,000	3,651,250
Kinder Morgan, Inc.
02/15/2046	5.050%	1,600,000	1,416,746
08/01/2054	5.950%	2,030,000	2,029,670
MPLX LP
06/01/2034	5.500%	7,585,000	7,560,895
NuStar Logistics LP
10/01/2025	5.750%	182,000	181,247
06/01/2026	6.000%	132,000	132,029
04/28/2027	5.625%	647,000	641,606
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	6,939,000	5,898,922
Sunoco LP(b)
05/01/2029	7.000%	499,000	515,325
05/01/2032	7.250%	470,000	489,660
Sunoco LP/Finance Corp.
04/15/2027	6.000%	316,000	316,195
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	747,000	734,875
Venture Global Calcasieu Pass LLC(b)
08/15/2029	3.875%	699,000	645,630
08/15/2031	4.125%	1,016,000	924,962
11/01/2033	3.875%	562,000	487,950
Venture Global LNG, Inc.(b),(d),(i)
	9.000%	726,000	725,694
Venture Global LNG, Inc.(b)
06/01/2028	8.125%	189,000	196,126
02/01/2029	9.500%	226,000	249,875
01/15/2030	7.000%	364,000	366,183
06/01/2031	8.375%	486,000	504,439
02/01/2032	9.875%	238,000	259,766
Western Midstream Operating LP
01/15/2029	6.350%	4,324,000	4,500,357
11/15/2034	5.450%	4,826,000	4,709,112
Total			76,435,158
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 2.3%
NiSource, Inc.
02/15/2031	1.700%	35,176,000	29,020,639
05/15/2047	4.375%	2,710,000	2,279,871
NiSource, Inc.(d)
11/30/2054	6.950%	4,204,000	4,324,891
Southern California Gas Co.
09/01/2034	5.050%	7,969,000	7,946,611
Total			43,572,012
Oil Field Services 0.3%
Archrock Partners LP/Finance Corp.(b)
09/01/2032	6.625%	318,000	319,382
Kodiak Gas Services LLC(b)
02/15/2029	7.250%	219,000	225,313
Nabors Industries Ltd.(b)
01/15/2028	7.500%	89,000	84,723
Nabors Industries, Inc.(b)
01/31/2030	9.125%	581,000	601,025
08/15/2031	8.875%	803,000	760,827
Noble Finance II LLC(b)
04/15/2030	8.000%	375,000	380,179
Transocean Aquila Ltd.(b)
09/30/2028	8.000%	489,246	501,936
Transocean Titan Financing Ltd.(b)
02/01/2028	8.375%	695,000	716,121
Transocean, Inc.(b)
05/15/2029	8.250%	179,000	179,873
05/15/2031	8.500%	489,000	492,613
USA Compression Partners LP/Finance Corp.(b)
03/15/2029	7.125%	638,000	649,919
Total			4,911,911
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%	215,000	188,134
Williams Scotsman International, Inc.(b)
08/15/2028	4.625%	250,000	239,329
Williams Scotsman, Inc.(b)
06/15/2029	6.625%	230,000	233,552
Total			661,015
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP(b)
07/15/2031	7.000%	431,000	447,660
Ladder Capital Finance Holdings LLLP/Corp.(b)
10/01/2025	5.250%	558,000	555,966
06/15/2029	4.750%	1,075,000	1,024,331
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
10/01/2028	5.875%	668,000	661,289
05/15/2029	4.875%	317,000	301,703
02/01/2030	7.000%	216,000	221,053
RHP Hotel Properties LP/Finance Corp.(b)
07/15/2028	7.250%	148,000	153,379
02/15/2029	4.500%	216,000	206,636
04/01/2032	6.500%	387,000	391,266
RLJ Lodging Trust LP(b)
07/01/2026	3.750%	222,000	215,299
09/15/2029	4.000%	275,000	247,933
Service Properties Trust(b)
11/15/2031	8.625%	291,000	307,251
Total			4,733,766
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(b)
09/01/2029	4.000%	1,201,000	1,053,800
Canpack SA/US LLC(b)
11/15/2029	3.875%	471,000	429,365
Clydesdale Acquisition Holdings, Inc.(b)
04/15/2030	8.750%	250,000	253,866
Trivium Packaging Finance BV(b)
08/15/2026	5.500%	178,000	176,399
08/15/2027	8.500%	399,000	398,433
Total			2,311,863
Paper 0.0%
Glatfelter Corp.(b)
11/15/2031	7.250%	444,000	440,231
Pharmaceuticals 4.8%
1375209 BC Ltd.(b)
01/30/2028	9.000%	97,000	96,712
AbbVie, Inc.
11/21/2029	3.200%	17,515,000	16,378,440
Amgen, Inc.
03/02/2063	5.750%	17,709,000	17,713,198
Bausch Health Companies, Inc.(b)
08/15/2027	5.750%	550,000	456,501
06/01/2028	4.875%	152,000	117,234
09/30/2028	11.000%	173,000	159,214
Bristol-Myers Squibb Co.
02/22/2064	5.650%	10,984,000	11,044,369
Gilead Sciences, Inc.
03/01/2026	3.650%	3,900,000	3,850,412
Grifols Escrow Issuer SA(b)
10/15/2028	4.750%	1,196,000	1,104,363
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Organon Finance 1 LLC(b)
04/30/2028	4.125%	419,000	396,974
04/30/2031	5.125%	380,000	346,485
Pfizer Investment Enterprises Pte., Ltd.
05/19/2063	5.340%	9,525,000	9,164,333
Roche Holdings, Inc.(b)
11/13/2028	5.338%	7,645,000	7,862,082
11/13/2030	5.489%	18,984,000	19,754,637
Total			88,444,954
Property & Casualty 0.5%
Alliant Holdings Intermediate LLC/Co-Issuer(b)
10/15/2027	6.750%	834,000	830,892
04/15/2028	6.750%	1,202,000	1,208,976
11/01/2029	5.875%	84,000	79,343
01/15/2031	7.000%	342,000	344,518
10/01/2031	6.500%	315,000	312,532
10/01/2032	7.375%	575,000	570,847
AmWINS Group, Inc.(b)
02/15/2029	6.375%	477,000	479,675
AssuredPartners, Inc.(b)
01/15/2029	5.625%	674,000	637,947
02/15/2032	7.500%	91,000	91,683
BroadStreet Partners, Inc.(b)
04/15/2029	5.875%	1,131,000	1,078,029
HUB International Ltd.(b)
12/01/2029	5.625%	622,000	601,355
01/31/2032	7.375%	329,000	335,706
HUB International, Ltd.(b)
06/15/2030	7.250%	1,654,000	1,711,660
Panther Escrow Issuer LLC(b)
06/01/2031	7.125%	838,000	855,910
Ryan Specialty LLC(b)
08/01/2032	5.875%	186,000	185,213
Total			9,324,286
Railroads 1.2%
Burlington Northern Santa Fe LLC
03/15/2055	5.500%	4,560,000	4,652,444
Canadian Pacific Railway Co.
12/02/2051	3.100%	3,625,000	2,453,132
Genesee & Wyoming, Inc.(b)
04/15/2032	6.250%	652,000	657,807
Norfolk Southern Corp.
08/01/2030	5.050%	13,375,000	13,562,752
Watco Cos LLC/Finance Corp.(b)
08/01/2032	7.125%	885,000	913,345
Total			22,239,480
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(b)
06/15/2029	6.125%	390,000	396,451
09/15/2029	5.625%	425,000	423,977
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2030	6.750%	343,000	311,854
McDonald’s Corp.
05/17/2029	5.000%	9,509,000	9,626,602
Yum! Brands, Inc.
04/01/2032	5.375%	558,000	543,037
Total			11,301,921
Retailers 1.0%
Amazon.com, Inc.
05/12/2051	3.100%	3,612,000	2,535,656
Asbury Automotive Group, Inc.(b)
11/15/2029	4.625%	142,000	132,970
Belron UK Finance PLC(b)
10/15/2029	5.750%	282,000	282,583
Group 1 Automotive, Inc.(b)
01/15/2030	6.375%	162,000	162,650
Hanesbrands, Inc.(b)
05/15/2026	4.875%	255,000	252,050
02/15/2031	9.000%	253,000	271,573
L Brands, Inc.(b)
07/01/2025	9.375%	37,000	37,922
10/01/2030	6.625%	498,000	498,880
L Brands, Inc.
06/15/2029	7.500%	113,000	116,790
11/01/2035	6.875%	227,000	230,309
LCM Investments Holdings II LLC(b)
05/01/2029	4.875%	273,000	257,900
08/01/2031	8.250%	193,000	201,818
Lithia Motors, Inc.(b)
01/15/2031	4.375%	255,000	233,329
Lowe’s Companies, Inc.
04/01/2062	4.450%	13,583,000	10,838,693
09/15/2062	5.800%	474,000	473,904
PetSmart, Inc./Finance Corp.(b)
02/15/2028	4.750%	783,000	744,438
02/15/2029	7.750%	235,000	228,239
Wolverine World Wide, Inc.(b)
08/15/2029	4.000%	617,000	527,507
Total			18,027,211
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	7.500%	147,000	148,802
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	3.250%	223,000	215,427
Kroger Co. (The)
09/15/2064	5.650%	5,810,000	5,642,429
Total			6,006,658
Technology 4.4%
Amentum Escrow Corp.(b)
08/01/2032	7.250%	224,000	232,197
Apple, Inc.
02/08/2051	2.650%	4,154,000	2,668,895
Block, Inc.
06/01/2026	2.750%	103,000	99,279
06/01/2031	3.500%	217,000	192,605
Block, Inc.(b)
05/15/2032	6.500%	782,000	796,194
Broadcom, Inc.(b)
11/15/2036	3.187%	24,111,000	19,543,569
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(b)
06/15/2029	8.000%	365,000	373,198
Central Parent, Inc./CDK Global, Inc.(b)
06/15/2029	7.250%	261,000	261,865
Clarivate Science Holdings Corp.(b)
07/01/2028	3.875%	258,000	243,621
07/01/2029	4.875%	437,000	413,054
Cloud Software Group, Inc.(b)
09/30/2029	9.000%	1,423,000	1,423,000
06/30/2032	8.250%	718,000	737,983
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%	649,000	626,289
Entegris Escrow Corp.(b)
04/15/2029	4.750%	180,000	174,289
06/15/2030	5.950%	633,000	632,145
GTCR W-2 Merger Sub LLC(b)
01/15/2031	7.500%	1,147,000	1,209,455
HealthEquity, Inc.(b)
10/01/2029	4.500%	626,000	595,518
Helios Software Holdings, Inc.(b)
05/01/2028	4.625%	476,000	436,236
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(b)
05/01/2029	8.750%	1,170,000	1,189,288
Intel Corp.
03/25/2050	4.750%	5,207,000	4,246,440
08/12/2051	3.050%	10,225,000	6,178,834
International Business Machines Corp.
05/15/2029	3.500%	16,635,000	15,808,142
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ION Trading Technologies Sarl(b)
05/15/2028	5.750%	221,000	199,667
05/30/2029	9.500%	1,112,000	1,131,461
Iron Mountain, Inc.(b)
07/15/2030	5.250%	827,000	799,790
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	1,119,000	1,057,972
NCR Atleos Escrow Corp.(b)
04/01/2029	9.500%	666,000	733,325
NCR Corp.(b)
10/01/2028	5.000%	450,000	432,532
04/15/2029	5.125%	130,000	124,079
Neptune Bidco US, Inc.(b)
04/15/2029	9.290%	863,000	806,989
NXP BV/Funding LLC/USA, Inc.
05/11/2031	2.500%	15,995,000	13,662,512
Picard Midco, Inc.(b)
03/31/2029	6.500%	1,058,000	1,032,467
Seagate HDD
12/15/2029	8.250%	275,000	295,719
Sensata Technologies, Inc.(b)
07/15/2032	6.625%	314,000	318,058
Shift4 Payments LLC/Finance Sub, Inc.(b)
11/01/2026	4.625%	912,000	898,447
08/15/2032	6.750%	293,000	300,571
SS&C Technologies, Inc.(b)
06/01/2032	6.500%	344,000	349,865
UKG, Inc.(b)
02/01/2031	6.875%	1,004,000	1,028,691
Zebra Technologies Corp.(b)
06/01/2032	6.500%	415,000	424,578
ZoomInfo Technologies LLC/Finance Corp.(b)
02/01/2029	3.875%	441,000	401,892
Total			82,080,711
Tobacco 0.3%
Reynolds American, Inc.
08/15/2035	5.700%	6,276,000	6,334,255
Transportation Services 1.3%
Avis Budget Car Rental LLC/Finance, Inc.(b)
01/15/2030	8.250%	348,000	355,282
02/15/2031	8.000%	725,000	740,801
ERAC USA Finance LLC(b)
05/01/2028	4.600%	20,535,000	20,478,862
United Parcel Service, Inc.
05/22/2064	5.600%	2,070,000	2,102,897
Total			23,677,842
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 1.7%
Altice France Holding SA(b)
02/15/2028	6.000%	343,000	92,810
Altice France SA(b)
01/15/2028	5.500%	757,000	585,541
07/15/2029	5.125%	535,000	400,269
10/15/2029	5.500%	120,000	90,619
SBA Communications Corp.
02/15/2027	3.875%	277,000	268,114
02/01/2029	3.125%	110,000	100,096
T-Mobile US, Inc.
02/15/2029	2.625%	20,007,000	18,254,196
02/15/2031	2.875%	11,964,000	10,597,515
Vmed O2 UK Financing I PLC(b)
01/31/2031	4.250%	736,000	633,034
07/15/2031	4.750%	849,000	735,249
04/15/2032	7.750%	314,000	314,336
Total			32,071,779
Wirelines 2.6%
AT&T, Inc.
12/01/2033	2.550%	4,585,000	3,732,594
05/15/2035	4.500%	2,000,000	1,874,267
Frontier Communications Holdings LLC(b)
05/15/2030	8.750%	326,000	345,298
03/15/2031	8.625%	540,000	579,825
Iliad Holding SAS(b)
10/15/2026	6.500%	555,000	559,189
10/15/2028	7.000%	1,037,000	1,051,451
Verizon Communications, Inc.
03/21/2031	2.550%	35,595,000	30,896,570
Verizon Communications, Inc.(b)
02/15/2035	4.780%	9,010,000	8,679,515
Windstream Escrow LLC/Finance Corp.(b)
10/01/2031	8.250%	376,000	380,673
Total			48,099,382
Total Corporate Bonds & Notes (Cost $1,696,183,262)			1,642,885,411

Foreign Government Obligations(j) 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.1%
NOVA Chemicals Corp.(b)
05/01/2025	5.000%	393,000	390,844
06/01/2027	5.250%	251,000	246,327
11/15/2028	8.500%	172,000	182,540
02/15/2030	9.000%	681,000	724,361
Total			1,544,072
Total Foreign Government Obligations (Cost $1,490,887)			1,544,072

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(k),(l)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.854%	377,330	377,802
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(k),(l)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.035%	247,423	236,754
Property & Casualty 0.0%
Truist Insurance Holdings LLC(k),(l)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 03/08/2032	9.354%	402,477	407,407
Retailers 0.0%
PetSmart LLC(k),(l)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.535%	491,192	487,946
Technology 0.1%
Ascend Learning LLC(k),(l)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.285%	554,288	553,856
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.535%	246,000	241,491
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DCert Buyer, Inc.(k),(l)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.685%	119,000	99,662
UKG, Inc.(k),(l)
1st Lien Term Loan
3-month Term SOFR + 3.000% 01/30/2031	7.617%	186,906	187,059
Total			1,082,068
Total Senior Loans (Cost $2,602,370)			2,591,977

U.S. Treasury Obligations 1.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/15/2043	3.875%	689,000	628,497
08/15/2043	4.375%	25,496,000	24,866,567
02/15/2053	3.625%	11,108,000	9,532,053
Total U.S. Treasury Obligations (Cost $34,234,081)			35,027,117

Money Market Funds 8.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.040%(m),(n)	161,923,632	161,891,247
Total Money Market Funds (Cost $161,885,649)		161,891,247
Total Investments in Securities (Cost: $1,897,933,604)		1,844,493,078
Other Assets & Liabilities, Net		20,007,204
Net Assets		1,864,500,282
At October 31, 2024, securities and/or cash totaling $3,625,090 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	882	12/2024	USD	104,048,438	—	(5,664,844)
U.S. Treasury 2-Year Note	1,764	12/2024	USD	363,287,530	—	(2,662,680)
Total					—	(8,327,524)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(796)	12/2024	USD	(87,933,125)	3,023,339	—
U.S. Treasury 5-Year Note	(1,159)	12/2024	USD	(124,284,641)	1,354,735	—
U.S. Treasury Ultra 10-Year Note	(263)	12/2024	USD	(29,916,250)	1,144,964	—
U.S. Treasury Ultra Bond	(333)	12/2024	USD	(41,833,125)	2,522,364	—
Total					8,045,402	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $460,346,926, which represents 24.69% of total net assets.

(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2024.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2024, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.

(f)	Represents a security in default.
(g)	Valuation based on significant unobservable inputs.
(h)	Represents a security purchased on a when-issued basis.
(i)	Perpetual security with no specified maturity date.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)
The stated interest rate represents the weighted average interest rate at October 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Variable rate security. The interest rate shown was the current rate as of October 31, 2024.
(m)	The rate shown is the seven-day current annualized yield at October 31, 2024.
(n)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.040%
	27,000,486	478,856,882	(343,970,048)	3,927	161,891,247	(5,015)	2,140,798	161,923,632
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Financials	157,796	—	—	157,796
Total Common Stocks	157,796	—	—	157,796
Convertible Bonds	—	395,458	—	395,458
Corporate Bonds & Notes	—	1,642,875,886	9,525	1,642,885,411
Foreign Government Obligations	—	1,544,072	—	1,544,072
Senior Loans	—	2,591,977	—	2,591,977
U.S. Treasury Obligations	—	35,027,117	—	35,027,117
Money Market Funds	161,891,247	—	—	161,891,247
Total Investments in Securities	162,049,043	1,682,434,510	9,525	1,844,493,078
Investments in Derivatives
Asset
Futures Contracts	8,045,402	—	—	8,045,402
Liability
Futures Contracts	(8,327,524)	—	—	(8,327,524)
Total	161,766,921	1,682,434,510	9,525	1,844,210,956
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2024

Statement of Assets and Liabilities
October 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,736,047,955)	$1,682,601,831
Affiliated issuers (cost $161,885,649)	161,891,247
Cash	9,813
Margin deposits on:
Futures contracts	3,625,090
Receivable for:
Investments sold	593,160
Investments sold on a delayed delivery basis	371,603
Capital shares sold	7,134,631
Dividends	776,768
Interest	20,057,598
Foreign tax reclaims	4,623
Variation margin for futures contracts	398,859
Expense reimbursement due from Investment Manager	3,052
Prepaid expenses	10,512
Deferred compensation of board members	220,273
Other assets	21,717
Total assets	1,877,720,777
Liabilities
Payable for:
Investments purchased	58,981
Investments purchased on a delayed delivery basis	2,035,162
Capital shares redeemed	3,288,812
Distributions to shareholders	7,078,403
Variation margin for futures contracts	227,534
Management services fees	24,914
Distribution and/or service fees	719
Transfer agent fees	196,556
Compensation of chief compliance officer	150
Compensation of board members	1,498
Other expenses	41,063
Deferred compensation of board members	266,703
Total liabilities	13,220,495
Net assets applicable to outstanding capital stock	$1,864,500,282
Represented by
Paid in capital	2,093,092,982
Total distributable earnings (loss)	(228,592,700)
Total - representing net assets applicable to outstanding capital stock	$1,864,500,282
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2024

Statement of Assets and Liabilities (continued)
October 31, 2024 (Unaudited)
Class A
Net assets	$105,551,918
Shares outstanding	11,537,404
Net asset value per share	$9.15
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.61
Advisor Class
Net assets	$84,862,473
Shares outstanding	9,289,103
Net asset value per share	$9.14
Institutional Class
Net assets	$847,326,460
Shares outstanding	92,612,494
Net asset value per share	$9.15
Institutional 2 Class
Net assets	$89,638,259
Shares outstanding	9,810,727
Net asset value per share	$9.14
Institutional 3 Class
Net assets	$718,773,986
Shares outstanding	78,608,268
Net asset value per share	$9.14
Class S
Net assets	$18,347,186
Shares outstanding	2,005,328
Net asset value per share	$9.15
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2024

Statement of Operations
Six Months Ended October 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$2,140,798
Interest	42,078,436
Interfund lending	957
Total income	44,220,191
Expenses:
Management services fees	4,320,848
Distribution and/or service fees
Class A	131,306
Transfer agent fees
Class A	91,646
Advisor Class	73,336
Institutional Class	681,144
Institutional 2 Class	22,780
Institutional 3 Class	18,393
Class S	2,148
Custodian fees	7,429
Printing and postage fees	51,186
Registration fees	73,527
Accounting services fees	15,817
Legal fees	13,474
Compensation of chief compliance officer	150
Compensation of board members	14,181
Deferred compensation of board members	5,911
Other	18,221
Total expenses	5,541,497
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(711,818)
Fees waived by transfer agent
Institutional 2 Class	(5,127)
Institutional 3 Class	(18,393)
Expense reduction	(627)
Total net expenses	4,805,532
Net investment income	39,414,659
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	473,538
Investments — affiliated issuers	(5,015)
Futures contracts	(3,132,346)
Net realized loss	(2,663,823)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	58,802,421
Investments — affiliated issuers	3,927
Futures contracts	(2,618,491)
Net change in unrealized appreciation (depreciation)	56,187,857
Net realized and unrealized gain	53,524,034
Net increase in net assets resulting from operations	$92,938,693
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
Operations
Net investment income	$39,414,659	$72,153,021
Net realized loss	(2,663,823)	(55,065,153)
Net change in unrealized appreciation (depreciation)	56,187,857	21,859,021
Net increase in net assets resulting from operations	92,938,693	38,946,889
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,184,605)	(3,853,822)
Advisor Class	(1,853,163)	(4,940,345)
Class C	—	(171,459)
Institutional Class	(17,248,367)	(27,565,927)
Institutional 2 Class	(1,869,226)	(3,212,608)
Institutional 3 Class	(16,224,955)	(32,272,253)
Class S	(61,665)	—
Total distributions to shareholders	(39,441,981)	(72,016,414)
Increase in net assets from capital stock activity	180,269,588	36,313,525
Total increase in net assets	233,766,300	3,244,000
Net assets at beginning of period	1,630,733,982	1,627,489,982
Net assets at end of period	$1,864,500,282	$1,630,733,982
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	October 31, 2024 (Unaudited)		April 30, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	993,481	9,139,340	3,235,852	28,775,466
Distributions reinvested	227,691	2,083,994	409,648	3,640,986
Shares redeemed	(1,190,921)	(10,907,577)	(2,432,517)	(21,604,975)
Net increase	30,251	315,757	1,212,983	10,811,477
Advisor Class
Shares sold	1,172,023	10,788,726	5,611,423	49,947,248
Distributions reinvested	136,214	1,244,705	413,673	3,663,424
Shares redeemed	(1,470,347)	(13,381,263)	(9,404,248)	(84,476,754)
Net decrease	(162,110)	(1,347,832)	(3,379,152)	(30,866,082)
Class C
Shares sold	—	—	376,545	3,352,610
Distributions reinvested	—	—	17,946	159,564
Shares redeemed	—	—	(812,985)	(7,188,674)
Net decrease	—	—	(418,494)	(3,676,500)
Institutional Class
Shares sold	21,057,888	195,383,154	33,062,264	294,187,622
Distributions reinvested	1,720,625	15,755,258	2,816,298	25,048,038
Shares redeemed	(11,301,243)	(104,025,717)	(18,526,481)	(164,339,933)
Net increase	11,477,270	107,112,695	17,352,081	154,895,727
Institutional 2 Class
Shares sold	1,783,116	16,446,348	1,783,164	15,687,234
Distributions reinvested	204,180	1,867,097	361,562	3,210,231
Shares redeemed	(773,421)	(7,075,205)	(1,601,744)	(14,156,851)
Net increase	1,213,875	11,238,240	542,982	4,740,614
Institutional 3 Class
Shares sold	12,270,115	112,329,196	28,948,104	254,351,858
Distributions reinvested	1,367,206	12,503,915	3,088,131	27,409,472
Shares redeemed	(8,795,254)	(80,565,208)	(42,846,570)	(381,353,041)
Net increase (decrease)	4,842,067	44,267,903	(10,810,335)	(99,591,711)
Class S
Shares sold	2,063,480	19,219,323	—	—
Distributions reinvested	6,732	61,594	—	—
Shares redeemed	(64,884)	(598,092)	—	—
Net increase	2,005,328	18,682,825	—	—
Total net increase	19,406,681	180,269,588	4,500,065	36,313,525
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2024 (Unaudited)	$8.84	0.19	0.31	0.50	(0.19)	—	(0.19)
Year Ended 4/30/2024	$9.05	0.36	(0.21)	0.15	(0.36)	—	(0.36)
Year Ended 4/30/2023	$9.22	0.29	(0.16)	0.13	(0.30)	—	(0.30)
Year Ended 4/30/2022	$10.77	0.21	(1.32)	(1.11)	(0.22)	(0.22)	(0.44)
Year Ended 4/30/2021	$10.87	0.23	0.38	0.61	(0.24)	(0.47)	(0.71)
Year Ended 4/30/2020	$10.15	0.29	0.72	1.01	(0.29)	—	(0.29)
Advisor Class
Six Months Ended 10/31/2024 (Unaudited)	$8.83	0.20	0.31	0.51	(0.20)	—	(0.20)
Year Ended 4/30/2024	$9.03	0.38	(0.20)	0.18	(0.38)	—	(0.38)
Year Ended 4/30/2023	$9.21	0.31	(0.17)	0.14	(0.32)	—	(0.32)
Year Ended 4/30/2022	$10.76	0.25	(1.34)	(1.09)	(0.24)	(0.22)	(0.46)
Year Ended 4/30/2021	$10.85	0.27	0.37	0.64	(0.26)	(0.47)	(0.73)
Year Ended 4/30/2020	$10.14	0.32	0.71	1.03	(0.32)	—	(0.32)
Institutional Class
Six Months Ended 10/31/2024 (Unaudited)	$8.84	0.20	0.31	0.51	(0.20)	—	(0.20)
Year Ended 4/30/2024	$9.05	0.38	(0.21)	0.17	(0.38)	—	(0.38)
Year Ended 4/30/2023	$9.22	0.32	(0.17)	0.15	(0.32)	—	(0.32)
Year Ended 4/30/2022	$10.77	0.24	(1.33)	(1.09)	(0.24)	(0.22)	(0.46)
Year Ended 4/30/2021	$10.87	0.26	0.37	0.63	(0.26)	(0.47)	(0.73)
Year Ended 4/30/2020	$10.15	0.32	0.72	1.04	(0.32)	—	(0.32)
Institutional 2 Class
Six Months Ended 10/31/2024 (Unaudited)	$8.83	0.21	0.31	0.52	(0.21)	—	(0.21)
Year Ended 4/30/2024	$9.04	0.39	(0.21)	0.18	(0.39)	—	(0.39)
Year Ended 4/30/2023	$9.21	0.33	(0.17)	0.16	(0.33)	—	(0.33)
Year Ended 4/30/2022	$10.76	0.25	(1.32)	(1.07)	(0.26)	(0.22)	(0.48)
Year Ended 4/30/2021	$10.85	0.27	0.38	0.65	(0.27)	(0.47)	(0.74)
Year Ended 4/30/2020	$10.14	0.33	0.71	1.04	(0.33)	—	(0.33)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2024 (Unaudited)	$9.15	5.69%	0.93%	0.85% (c)	4.14%	40%	$105,552
Year Ended 4/30/2024	$8.84	1.72%	0.96%	0.86% (c)	4.05%	118%	$101,765
Year Ended 4/30/2023	$9.05	1.51%	0.94%	0.87% (c)	3.31%	79%	$93,141
Year Ended 4/30/2022	$9.22	(10.79% )	0.92%	0.87% (c)	2.03%	80%	$107,905
Year Ended 4/30/2021	$10.77	5.47%	0.93%	0.88% (c)	2.10%	74%	$88,537
Year Ended 4/30/2020	$10.87	10.10%	0.95%	0.91% (c)	2.77%	91%	$68,880
Advisor Class
Six Months Ended 10/31/2024 (Unaudited)	$9.14	5.83%	0.69%	0.60% (c)	4.40%	40%	$84,862
Year Ended 4/30/2024	$8.83	2.08%	0.71%	0.61% (c)	4.29%	118%	$83,464
Year Ended 4/30/2023	$9.03	1.65%	0.69%	0.62% (c)	3.51%	79%	$115,911
Year Ended 4/30/2022	$9.21	(10.58% )	0.67%	0.62% (c)	2.54%	80%	$190,943
Year Ended 4/30/2021	$10.76	5.83%	0.68%	0.63% (c)	2.38%	74%	$10,624
Year Ended 4/30/2020	$10.85	10.28%	0.70%	0.66% (c)	3.02%	91%	$18,086
Institutional Class
Six Months Ended 10/31/2024 (Unaudited)	$9.15	5.82%	0.68%	0.60% (c)	4.39%	40%	$847,326
Year Ended 4/30/2024	$8.84	1.97%	0.71%	0.61% (c)	4.31%	118%	$717,563
Year Ended 4/30/2023	$9.05	1.76%	0.70%	0.62% (c)	3.62%	79%	$577,092
Year Ended 4/30/2022	$9.22	(10.57% )	0.67%	0.62% (c)	2.24%	80%	$380,743
Year Ended 4/30/2021	$10.77	5.73%	0.68%	0.63% (c)	2.36%	74%	$431,331
Year Ended 4/30/2020	$10.87	10.37%	0.70%	0.66% (c)	3.02%	91%	$364,875
Institutional 2 Class
Six Months Ended 10/31/2024 (Unaudited)	$9.14	5.90%	0.57%	0.47%	4.53%	40%	$89,638
Year Ended 4/30/2024	$8.83	2.10%	0.57%	0.49%	4.42%	118%	$75,929
Year Ended 4/30/2023	$9.04	1.86%	0.57%	0.52%	3.74%	79%	$72,771
Year Ended 4/30/2022	$9.21	(10.49% )	0.56%	0.52%	2.34%	80%	$51,119
Year Ended 4/30/2021	$10.76	5.94%	0.58%	0.53%	2.45%	74%	$49,251
Year Ended 4/30/2020	$10.85	10.39%	0.58%	0.56%	3.13%	91%	$6,267
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2024 (Unaudited)	$8.84	0.21	0.30	0.51	(0.21)	—	(0.21)
Year Ended 4/30/2024	$9.04	0.40	(0.20)	0.20	(0.40)	—	(0.40)
Year Ended 4/30/2023	$9.22	0.33	(0.18)	0.15	(0.33)	—	(0.33)
Year Ended 4/30/2022	$10.77	0.25	(1.32)	(1.07)	(0.26)	(0.22)	(0.48)
Year Ended 4/30/2021	$10.86	0.28	0.38	0.66	(0.28)	(0.47)	(0.75)
Year Ended 4/30/2020	$10.15	0.33	0.72	1.05	(0.34)	—	(0.34)
Class S
Six Months Ended 10/31/2024 (Unaudited)(d)	$9.40	0.03	(0.25)(e)	(0.22)	(0.03)	—	(0.03)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Corporate Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2024 (Unaudited)	$9.14	5.80%	0.52%	0.43%	4.57%	40%	$718,774
Year Ended 4/30/2024	$8.84	2.26%	0.52%	0.44%	4.47%	118%	$652,013
Year Ended 4/30/2023	$9.04	1.80%	0.52%	0.47%	3.71%	79%	$764,790
Year Ended 4/30/2022	$9.22	(10.43% )	0.51%	0.47%	2.39%	80%	$864,900
Year Ended 4/30/2021	$10.77	5.99%	0.52%	0.47%	2.49%	74%	$875,524
Year Ended 4/30/2020	$10.86	10.44%	0.53%	0.50%	3.17%	91%	$556,117
Class S
Six Months Ended 10/31/2024 (Unaudited)(d)	$9.15	(2.33% )	0.69%	0.62%	4.99%	40%	$18,347
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund  | 2024

Notes to Financial Statements
October 31, 2024 (Unaudited)
Note 1. Organization
Columbia Corporate Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to other expenses on the Statement of Operations. All fee waivers and expense reimbursements by Columbia Management Investment Advisers, LLC and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Corporate Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives generally is expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central
Columbia Corporate Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Columbia Corporate Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	8,045,402 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	8,327,524 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(3,132,346)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(2,618,491)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended October 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	392,529,074
Futures contracts — short	300,423,651
Columbia Corporate Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a

Columbia Corporate Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Corporate Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2024 was 0.49% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective September 1, 2024 through August 31, 2025, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.03% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class. Prior to September 1, 2024, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.

Columbia Corporate Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
For the six months ended October 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.17
Advisor Class	0.17
Institutional Class	0.17
Institutional 2 Class	0.04
Institutional 3 Class	0.00
Class S	0.17
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $627.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	85,278

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Columbia Corporate Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2024 through August 31, 2025 (%)	Prior to September 1, 2024 (%)
Class A	0.88	0.87
Advisor Class	0.63	0.62
Institutional Class	0.63	0.62
Institutional 2 Class	0.48	0.47
Institutional 3 Class	0.45	0.42
Class S	0.63	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective September 1, 2024 through August 31, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.03% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Reflected in the contractual cap commitment, prior to September 1, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,897,934,000	26,008,000	(79,731,000)	(53,723,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Columbia Corporate Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
The following capital loss carryforwards, determined at April 30, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(43,404,362)	(123,573,999)	(166,978,361)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $693,779,029 and $660,560,822, respectively, for the six months ended October 31, 2024, of which $0 and $10,930,582, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	3,200,000	5.61	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is
Columbia Corporate Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended October 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of a Fund’s investments. A Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time a Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events

Columbia Corporate Income Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At October 31, 2024, affiliated shareholders of record owned 61.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Corporate Income Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Corporate Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Corporate Income Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
Columbia Corporate Income Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio but lower than the 60th percentile of the Fund’s peer universe.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Corporate Income Fund  | 2024

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Columbia Corporate Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR136_04_P01_(12/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	December 20, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	December 20, 2024